Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 386.8	$ 330.2
Orogen Investments SA (Luxembourg)
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	36.8	41.0
Gold Fields Arctic Platinum Oy
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	18.3	23.2
GFI Joint Venture Holdings
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	305.3	266.0
Gold Fields Operations
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 26.4